Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 15,152	$ 15,364
Contractual cash flows	15,152	15,364
3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	15,002	15,002
Between 3-12 months
Contractual maturities of derivative financial liabilities
Contractual cash flows	150
Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows		362
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts	150	362
Contractual cash flows	150	362
Share warrant obligation | Between 3-12 months
Contractual maturities of derivative financial liabilities
Contractual cash flows	150
Share warrant obligation | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows		362
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	15,002	15,002
Contractual cash flows	15,002	15,002
Put option liability | 3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	$ 15,002	$ 15,002